MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust
The Program’s interest in the Master Trust is presented in the following tables:

	2025		2024
As of December 31,	Master Trust	Program Interest	Master Trust	Program Interest
Investments at fair value:
Common stock	$584,308,768	$3,412,040	$629,712,621	$3,643,835
Mutual funds	378,042,751	2,215,251	338,282,336	2,721,652
Common/collective trusts	3,923,794,692	26,835,368	3,463,633,998	28,871,112
Investments at fair value	4,886,146,211	32,462,659	4,431,628,955	35,236,599
Investments at contract value	275,010,684	10,500,592	292,899,727	11,860,920
Total investments	$5,161,156,895	$42,963,251	$4,724,528,682	$47,097,519

Investment income (loss) for the Master Trust is as follows:

For the Year Ended December 31,	2025
Net appreciation (depreciation) in fair value	$623,375,325
Interest and dividends	49,162,096
Total investment income (loss) of Master Trust	$672,537,421
Program's portion of Master Trust investment income (loss)	$4,205,545
The following table represents the disaggregation of contract value between GICs held by the Master Trust:

As of December 31,	2025	2024
Synthetic investment contracts	$268,605,195	$269,689,102
Traditional investment contracts	6,405,489	23,210,625